UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA 15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        May 16, 2011

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         59

Form 13F Information Table Value Total:         $746,827,839

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

3M Company                   Com    88579Y101     7,007,545     74,947  Sole                 0    74,947
Altisource Portfolio  Soluti Com    L0175J104     7,674,970    250,162  Sole             2,075   248,087
American Eagle Outfitters    Com    02553E106     3,771,746    237,366  Sole                 0   237,366
American Express Company     Com    025816109     7,232,226    160,005  Sole                 0   160,005
AOL Inc.                     Com    00184X105     6,757,888    346,026  Sole             6,475   339,551
AON Corp.                    Com    037389103    10,613,396    200,404  Sole            12,525   187,879
Artio Global Investors Inc.  Com    04315B107    14,642,334    906,085  Sole           373,025   533,060
Bank of New York Mellon Corp Com    064058100    25,816,851    864,307  Sole           640,350   223,957
Barrick Gold Corp.           Com    067901108    10,479,072    201,870  Sole                 0   201,870
BP Amoco PLC                 Com    0556222104      393,773      8,921  Sole             7,550     1,371
Broadridge Financial Solutio Com    11133T103     5,935,818    261,605  Sole             2,800   258,805
Chemtura Corp.               Com    163893209    25,205,071  1,465,411  Sole           967,216   498,195
Chevron Corp.                Com    166764100     9,154,063     85,162  Sole             1,250    83,912
Cisco Systems                Com    17275R102    24,873,434  1,450,346  Sole           855,925   594,421
Clearwire Corp.              Com    18538Q105     8,648,362  1,547,113  Sole           712,400   834,713
Cogent Communications Group  Com    19239V302     5,070,150    355,800  Sole           355,800         0
Corning Inc.                 Com    219350105    40,092,856  1,943,425  Sole         1,437,000   506,425
Covanta Holding Corp.        Com    22282E102     4,903,788    287,107  Sole            24,625   262,482
DDI Corp.                    Com    233162502     3,659,334    346,200  Sole           346,200         0
Dell Inc.                    Com    24702R101     7,405,106    510,345  Sole                 0   510,345
DirecTV Class A              Com    25490A101    13,829,727    295,507  Sole                 0   295,507
Dish Network Corp.           Com    25470M109    37,580,880  1,542,729  Sole         1,118,475   424,254
Domtar Inc.                  Com    257559203    46,723,821    509,085  Sole           324,100   184,985
Dragonwave Inc.              Com    26144M103     4,147,507    497,900  Sole           497,900         0
Ebay Inc.                    Com    278642103    31,503,118  1,014,920  Sole           560,925   453,995
Fairchild Semiconductor      Com    303726103    44,743,483  2,458,433  Sole         1,566,850   891,583
Ferro Corp.                  Com    315405100       199,080     12,000  Sole             7,500     4,500
FiberTower Corp.             Com    31567R209        97,417     51,706  Sole                 0    51,706
Gilead Science Inc.          Com    375558103    23,168,320    545,522  Sole           292,675   252,847
Goldman Sachs                Com    38141G104     6,921,621     43,642  Sole                 0    43,642
Google Inc.                  Com    38259P508    19,553,777     33,325  Sole            33,175       150
Intel Corp.                  Com    458140100    16,037,086    794,702  Sole           463,400   331,302
JP Morgan Chase & Co.        Com    46625H100    55,970,330  1,214,107  Sole           826,400   387,707
Knoll Inc                    Com    498904200     8,090,643    386,004  Sole                 0   386,004
Knology Inc.                 Com    499183804     7,327,910    567,615  Sole                 0   567,615
Lakes Entertainment Inc.     Com    51206P109        78,570     29,100  Sole            29,100         0
Liberty Media Corp. Liberty  Com    53071M708     2,148,123     27,682  Sole                 0    27,682
Mastercard Inc.              Com    57636Q104    22,877,321     90,884  Sole            47,780    43,104
Medtronic Inc.               Com    585055106       207,571      5,275  Sole             2,775     2,500
Merck & Co.                  Com    58933Y105     6,541,822    198,177  Sole                 0   198,177
Microsoft Corp.              Com    594918104     6,913,515    272,293  Sole            17,850   254,443
Municipal Mtg & Eqty         Com    62624B101        60,273    502,275  Sole                 0   502,275
Newell Rubbermaid Inc.       Com    651229106     7,375,284    385,535  Sole             7,500   378,035
Omnicare Inc.                Com    681904108       446,101     14,875  Sole            11,150     3,725
Performance Technologies Inc Com    71376K102     3,363,583  1,594,115  Sole         1,594,115         0
PNC Financial Services Group Com    693475105    42,261,567    670,925  Sole           487,625   183,300
PNC Financial Warrants       Com    693475121       182,512     12,200  Sole            12,200         0
Spartech Corp.               Com    847220209     6,651,513    917,450  Sole           913,050     4,400
Sprint Nextel                Com    852061100    40,529,370  8,734,778  Sole         6,882,100 1,852,678
Time Warner Inc.             Com    887317303    21,154,143    592,553  Sole           276,925   315,628
Tollgrade Communications     Com    889542106       459,829     45,618  Sole                 0    45,618
Trimeris Inc.                Com    896263100       102,503     40,838  Sole            40,838         0
US Bancorp                   Com    902973304    11,365,296    430,015  Sole                 0   430,015
Wal-Mart Stores              Com    931142103     5,698,486    109,481  Sole               975   108,506
Walt Disney Co.              Com    254687106     6,025,921    139,845  Sole                 0   139,845
Washington Post Co.          Com    939640108     7,832,324     17,900  Sole            17,900         0
Wells Fargo & Co             Com    949746101       215,628      6,800  Sole                 0     6,800
Winn-Dixie Stores            Com    974280307     5,317,451    744,741  Sole           637,581   107,160
WSFS Financial               Com    929328102     3,786,630     80,396  Sole                 0    80,396

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